Goodwill (Schedule Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jul. 02, 2012	Aug. 31, 2012	Oct. 01, 2012	Dec. 14, 2012	Dec. 31, 2012	May 31, 2013	Aug. 01, 2013	Oct. 01, 2013	Oct. 02, 2013	Mar. 04, 2014	May 16, 2014	Jun. 30, 2012
Goodwill [Line Items]
Goodwill, beginning Balance	$ 845,257	$ 688,836	$ 190,279
Foreign currency translation	(15,500)	14,111	(1,471)
Goodwill, ending balance	868,700	845,257	688,836
AtlantaNAP [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	13,700
Additions	13,700
Neo Telecoms [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	25,200
Additions	25,200
AboveNet [Member]
Goodwill [Line Items]
Goodwill, beginning Balance				381,634
Additions			381,634
Goodwill, ending balance				381,634
FiberGate [Member]
Goodwill [Line Items]
Goodwill, beginning Balance					53,783
Additions			53,783
Goodwill, ending balance					53,783
US Carrier [Member]
Goodwill [Line Items]
Goodwill, beginning Balance						5,376
Additions			5,376
Goodwill, ending balance						5,376
First Telecom [Member]
Goodwill [Line Items]
Goodwill, beginning Balance							48,382
Additions			48,382
Goodwill, ending balance							48,382
Litecast/Balticore, LLC [Member]
Goodwill [Line Items]
Goodwill, beginning Balance								9,867
Additions			9,867
Goodwill, ending balance								9,867
Core NAP [Member]
Goodwill [Line Items]
Goodwill, beginning Balance									986
Additions			986
Goodwill, ending balance									986
Corelink [Member]
Goodwill [Line Items]
Goodwill, beginning Balance										2,950
Additions		2,950
Goodwill, ending balance										2,950
Access acquisition [Member]
Goodwill [Line Items]
Goodwill, beginning Balance											23,898
Additions		23,898
Goodwill, ending balance											23,898
Fiber Link [Member]
Goodwill [Line Items]
Goodwill, beginning Balance												19,755
Additions		19,755
Goodwill, ending balance												19,755
Core Xchange [Member]
Goodwill [Line Items]
Goodwill, beginning Balance													4,458
Additions		4,458
Goodwill, ending balance													4,458
Geo [Member]
Goodwill [Line Items]
Goodwill, beginning Balance														91,249
Additions		91,249
Goodwill, ending balance														91,249
Dark Fiber [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	269,884	193,315	59,966
Foreign currency translation	(5,700)	2,651	(1,164)
Goodwill, ending balance	264,200	269,884	193,315
Dark Fiber [Member] | AboveNet [Member]
Goodwill [Line Items]
Additions			23,288
Dark Fiber [Member] | FiberGate [Member]
Goodwill [Line Items]
Additions			53,783
Dark Fiber [Member] | US Carrier [Member]
Goodwill [Line Items]
Additions			855
Dark Fiber [Member] | First Telecom [Member]
Goodwill [Line Items]
Additions			48,310
Dark Fiber [Member] | Litecast/Balticore, LLC [Member]
Goodwill [Line Items]
Additions			8,277
Dark Fiber [Member] | Access acquisition [Member]
Goodwill [Line Items]
Additions		13,536
Dark Fiber [Member] | Fiber Link [Member]
Goodwill [Line Items]
Additions		19,755
Dark Fiber [Member] | Geo [Member]
Goodwill [Line Items]
Additions		40,627
Waves [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	269,975	215,865	56,554
Foreign currency translation	(5,800)	3,488	(155)
Goodwill, ending balance	264,200	269,975	215,865
Waves [Member] | AboveNet [Member]
Goodwill [Line Items]
Additions			156,823
Waves [Member] | US Carrier [Member]
Goodwill [Line Items]
Additions			1,908
Waves [Member] | First Telecom [Member]
Goodwill [Line Items]
Additions			29
Waves [Member] | Litecast/Balticore, LLC [Member]
Goodwill [Line Items]
Additions			706
Waves [Member] | Geo [Member]
Goodwill [Line Items]
Additions		50,622
SONET [Member]
Goodwill [Line Items]
Goodwill, beginning Balance															13,164
Goodwill, ending balance	50,300	50,285	50,285												13,164
SONET [Member] | AboveNet [Member]
Goodwill [Line Items]
Additions			36,506
SONET [Member] | US Carrier [Member]
Goodwill [Line Items]
Additions			444
SONET [Member] | First Telecom [Member]
Goodwill [Line Items]
Additions			7
SONET [Member] | Litecast/Balticore, LLC [Member]
Goodwill [Line Items]
Additions			164
Ethernet [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	96,737	91,707	24,020
Foreign currency translation	(100)	157	(42)
Goodwill, ending balance	96,600	96,737	91,707
Ethernet [Member] | AboveNet [Member]
Goodwill [Line Items]
Additions			66,607
Ethernet [Member] | US Carrier [Member]
Goodwill [Line Items]
Additions			810
Ethernet [Member] | First Telecom [Member]
Goodwill [Line Items]
Additions			12
Ethernet [Member] | Litecast/Balticore, LLC [Member]
Goodwill [Line Items]
Additions			300
Ethernet [Member] | Access acquisition [Member]
Goodwill [Line Items]
Additions		4,873
IP [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	80,424	80,073	20,978
Foreign currency translation	(200)	226	(60)
Goodwill, ending balance	80,200	80,424	80,073
IP [Member] | AboveNet [Member]
Goodwill [Line Items]
Additions			58,174
IP [Member] | US Carrier [Member]
Goodwill [Line Items]
Additions			708
IP [Member] | First Telecom [Member]
Goodwill [Line Items]
Additions			11
IP [Member] | Litecast/Balticore, LLC [Member]
Goodwill [Line Items]
Additions			262
IP [Member] | Access acquisition [Member]
Goodwill [Line Items]
Additions		125
MIG [Member]
Goodwill [Line Items]
Goodwill, beginning Balance															10,026
Goodwill, ending balance	43,700	43,677	38,313												10,026
MIG [Member] | AboveNet [Member]
Goodwill [Line Items]
Additions			27,819
MIG [Member] | US Carrier [Member]
Goodwill [Line Items]
Additions			338
MIG [Member] | First Telecom [Member]
Goodwill [Line Items]
Additions			5
MIG [Member] | Litecast/Balticore, LLC [Member]
Goodwill [Line Items]
Additions			125
MIG [Member] | Access acquisition [Member]
Goodwill [Line Items]
Additions		5,364
zColo [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	19,632	11,975	5,571
Foreign currency translation	(900)	249	(50)
Goodwill, ending balance	32,400	19,632	11,975
zColo [Member] | AtlantaNAP [Member]
Goodwill [Line Items]
Additions	13,700
zColo [Member] | AboveNet [Member]
Goodwill [Line Items]
Additions			5,114
zColo [Member] | US Carrier [Member]
Goodwill [Line Items]
Additions			313
zColo [Member] | First Telecom [Member]
Goodwill [Line Items]
Additions			8
zColo [Member] | Litecast/Balticore, LLC [Member]
Goodwill [Line Items]
Additions			33
zColo [Member] | Core NAP [Member]
Goodwill [Line Items]
Additions			986
zColo [Member] | Corelink [Member]
Goodwill [Line Items]
Additions		2,950
zColo [Member] | Core Xchange [Member]
Goodwill [Line Items]
Additions		4,458
Other [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	14,643
Foreign currency translation	(2,800)
Goodwill, ending balance	37,100
Other [Member] | Neo Telecoms [Member]
Goodwill [Line Items]
Additions	25,200
Zcolo Ps [Member]
Goodwill [Line Items]
Goodwill, beginning Balance		7,303
Foreign currency translation		7,340
Goodwill, ending balance		14,643
Zcolo Ps [Member] | AboveNet [Member]
Goodwill [Line Items]
Additions			$ 7,303